Equity Incentive Plan (Details) - Equity Incentive Plan [Member] - shares	Jun. 30, 2025	Sep. 30, 2024	Feb. 28, 2024
Equity Incentive Plan [Line Items]
Diluted percentage			10.00%
Number of shares reserved for future issuance	201,558	248,385